CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of convertible redeemable preferred share

The Company’s convertible redeemable preferred shares activities for the year ended December 31, 2021 are summarized below:

	Series A		Series B		Series C		Series D		Series E		Series F
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total
	Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB
	(in thousands, except for share data)
Balance as of January 1, 2021	60,000,000	36,177	40,000,000	67,976	147,068,133	478,565	60,856,049	380,782	144,073,367	1,845,033	99,354,585	2,882,063	551,352,134	5,690,596
Accretion on convertible redeemable preferred shares to redemption value	—	1,057	—	2,006	—	13,580	—	10,823	—	51,072	—	85,527	—	164,065
Conversion of Preferred Shares to ordinary shares	(60,000,000)	(37,234)	(40,000,000)	(69,982)	(147,068,133)	(492,145)	(60,856,049)	(391,605)	(144,073,367)	(1,896,105)	(99,354,585)	(2,967,590)	(551,352,134)	(5,854,661)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—